Summary of Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2015
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	40 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Shorter of the estimated useful life or the term of the lease, considering renewal options expected to be exercised.
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years